Exhibit 99.1

World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
April 30, 2020

Dates Covered
Collections Period	04/01/20 - 04/30/20
Interest Accrual Period	04/15/20 - 05/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/20	512,715,853.60	28,102
Yield Supplement Overcollateralization Amount 03/31/20	27,651,413.66	0
Receivables Balance 03/31/20	540,367,267.26	28,102
Principal Payments	18,899,830.33	499
Defaulted Receivables	1,008,401.30	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/20	26,166,433.77	0
Pool Balance at 04/30/20	494,292,601.86	27,555

Pool Statistics	$ Amount	# of Accounts
Pool Factor	47.17%
Prepayment ABS Speed	1.19%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	2,874,707.16	133
Past Due 61-90 days	1,100,674.66	59
Past Due 91-120 days	361,461.97	17
Past Due 121+ days	0.00	0
Total	4,336,843.79	209

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	219,582.82
Aggregate Net Losses/(Gains) - April 2020	788,818.48
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.75%
Prior Net Losses Ratio	0.57%
Second Prior Net Losses Ratio	0.71%
Third Prior Net Losses Ratio	0.54%
Four Month Average	0.89%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.91%

Overcollateralization Target Amount	13,098,753.95
Actual Overcollateralization	13,098,753.95
Weighted Average APR	3.43%
Weighted Average APR, Yield Adjusted	6.36%
Weighted Average Remaining Term	45.01

Flow of Funds	$ Amount
Collections	22,706,624.96
Investment Earnings on Cash Accounts	884.70
Servicing Fee(1)	-
Transfer to Collection Account	-
Available Funds	22,707,509.66

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,217,859.23
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	4,836,281.62
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	13,098,753.95
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	-
(10) Collection Account Redeposits	3,468,028.19

Total Distributions of Available Funds	22,707,509.66

Servicing Fee	-
Unpaid Servicing Fee	920,140.97
Change in amount of the unpaid servicing fee from the prior period	450,306.06

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 04/15/20	499,128,883.48
Principal Paid	17,935,035.57
Note Balance @ 05/15/20	481,193,847.91

Class A-1
Note Balance @ 04/15/20	0.00
Principal Paid	0.00
Note Balance @ 05/15/20	0.00
Note Factor @ 05/15/20	0.0000000%

Class A-2
Note Balance @ 04/15/20	53,508,883.48
Principal Paid	17,935,035.57
Note Balance @ 05/15/20	35,573,847.91
Note Factor @ 05/15/20	9.6406092%

Class A-3
Note Balance @ 04/15/20	326,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	326,000,000.00
Note Factor @ 05/15/20	100.0000000%

Class A-4
Note Balance @ 04/15/20	89,060,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	89,060,000.00
Note Factor @ 05/15/20	100.0000000%

Class B
Note Balance @ 04/15/20	30,560,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	30,560,000.00
Note Factor @ 05/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,304,445.90
Total Principal Paid	17,935,035.57
Total Paid	19,239,481.47

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	124,854.06
Principal Paid	17,935,035.57
Total Paid to A-2 Holders	18,059,889.63

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	850,316.67

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.3036376
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.9239227
Total Distribution Amount	19.2275603

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3383579
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	48.6044324
Total A-2 Distribution Amount	48.9427903

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6083333

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	269.66
Noteholders' Principal Distributable Amount	730.34

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/20	2,546,066.61
Investment Earnings	417.53
Investment Earnings Paid	(417.53)
Deposit/(Withdrawal)	-
Balance as of 05/15/20	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.